RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Director and former controlling shareholder of the Company

Mr. Cao	Director of the Company

Mr. Song	Shareholder of the Company, Business Unit Manager

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao

(1)	Due from related parties

	As of March 31,
	2025	2026
	RMB	RMB
Philectronics	566	538
Grandsky Phoenix Limited	-	32,887
	566	33,425
Allowance for credit losses	-	(538)
Total	566	32,887

On October 1, 2025, Grandsky Phoenix Limited borrowed USD4.68 million from the Company under a one-year loan agreement maturing on September 30, 2026. As of March 31, 2026, the loan remained within its contractual term and was not past due.

Management assessed the expected credit loss on the receivable in accordance with ASC 326 and concluded that no allowance was required, as there were no indicators of default or credit deterioration and the receivable was expected to be collected in accordance with the contractual terms.

An allowance for expected credit losses was recognized for the receivable from Philectronics because the balance had remained outstanding for more than two years as of the reporting date.

Based on management’s expected credit loss assessment, including the prolonged ageing of the receivable and the absence of evidence supporting recoverability, management concluded that the balance was not recoverable and therefore recognized a full allowance.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 12 — RELATED PARTIES BALANCES AND TRANSACTIONS (cont.)

(2)	Due to related parties

	As of March 31,
	2025	2026
	RMB	RMB
Mr. Bao	17,279	16,064
Mr. Song	-	10,383
Mr. Cao	-	2
Mr. Wu	1,005	-
Grandsky Phoenix Limited	22,503	20,479
Due to related parties ( current	40,787	46,928
Mr. Cao	-	150
Mr. Bao	-	13,000
Due to related parties – non current	-	13,150